Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.26%
Aerospace & Defense–1.04%
Aerojet Rocketdyne Holdings, Inc.(b)	384,130	$15,322,946
Mercury Systems, Inc.(b)	234,909	18,196,051
		33,518,997
Alternative Carriers–0.85%
Cogent Communications Holdings, Inc.	66,879	4,016,084
Iridium Communications, Inc.(b)	915,167	23,409,972
		27,426,056
Application Software–14.65%
Anaplan, Inc.(b)	450,704	28,205,056
Avalara, Inc.(b)	152,065	19,363,957
Bill.Com Holdings, Inc.(b)	298,566	29,949,155
Blackline, Inc.(b)	427,595	38,325,340
Everbridge, Inc.(b)	182,457	22,940,319
Fair Isaac Corp.(b)	54,374	23,129,612
Five9, Inc.(b)	227,950	29,560,556
Guidewire Software, Inc.(b)	205,962	21,475,658
HubSpot, Inc.(b)	147,291	43,042,849
LivePerson, Inc.(b)	566,853	29,470,687
Nuance Communications, Inc.(b)	991,409	32,904,865
Pegasystems, Inc.	300,817	36,410,890
Q2 Holdings, Inc.(b)	493,445	45,031,791
RealPage, Inc.(b)	415,840	23,969,018
Smartsheet, Inc., Class A(b)	382,436	18,899,987
Zendesk, Inc.(b)	287,558	29,595,469
		472,275,209
Auto Parts & Equipment–1.03%
Fox Factory Holding Corp.(b)	289,642	21,529,090
Visteon Corp.(b)	170,672	11,813,916
		33,343,006
Automotive Retail–0.68%
Vroom, Inc.(b)	425,568	22,035,911
Biotechnology–7.43%
Abcam PLC (United Kingdom)	1,253,629	19,813,300
CareDx, Inc.(b)	921,344	34,955,791
ChemoCentryx, Inc.(b)	293,446	16,080,841
Halozyme Therapeutics, Inc.(b)	947,878	24,910,234
Heron Therapeutics, Inc.(b)	792,641	11,746,940
Iovance Biotherapeutics, Inc.(b)	449,275	14,790,133
Mirati Therapeutics, Inc.(b)	101,796	16,903,226
Natera, Inc.(b)	595,652	43,029,900
Sage Therapeutics, Inc.(b)	293,806	17,957,423
Twist Bioscience Corp.(b)	516,663	39,250,888
		239,438,676
Brewers–0.94%
Boston Beer Co., Inc. (The), Class A(b)	34,275	30,277,164
Building Products–2.68%
Builders FirstSource, Inc.(b)	1,205,472	39,322,496
Simpson Manufacturing Co., Inc.	232,925	22,630,993
Shares		Value
Building Products–(continued)
Trex Co., Inc.(b)	343,058	$24,562,953
		86,516,442
Casinos & Gaming–2.92%
Caesars Entertainment, Inc.(b)	804,456	45,097,803
Penn National Gaming, Inc.(b)	675,778	49,129,061
		94,226,864
Construction & Engineering–0.76%
AECOM(b)	584,424	24,452,300
Consumer Finance–0.78%
LendingTree, Inc.(b)	82,192	25,223,903
Data Processing & Outsourced Services–0.67%
Black Knight, Inc.(b)	246,537	21,461,046
Distributors–0.82%
Pool Corp.	78,615	26,299,862
Diversified Support Services–0.74%
IAA, Inc.(b)	455,950	23,741,316
Education Services–0.93%
Bright Horizons Family Solutions, Inc.(b)	197,715	30,060,589
Electrical Components & Equipment–2.17%
Generac Holdings, Inc.(b)	131,037	25,374,004
Plug Power, Inc.(b)	1,687,456	22,628,785
Vicor Corp.(b)	281,071	21,847,649
		69,850,438
Electronic Components–1.34%
II-VI, Inc.(b)	471,359	19,118,321
Littelfuse, Inc.	135,802	24,083,127
		43,201,448
Electronic Equipment & Instruments–0.74%
Trimble, Inc.(b)	490,040	23,864,948
Electronic Manufacturing Services–1.35%
Fabrinet (Thailand)(b)	322,746	20,342,680
IPG Photonics Corp.(b)	136,087	23,130,708
		43,473,388
Environmental & Facilities Services–0.67%
Clean Harbors, Inc.(b)	386,265	21,642,428
Financial Exchanges & Data–0.74%
Morningstar, Inc.	148,730	23,887,525
General Merchandise Stores–0.73%
Ollie’s Bargain Outlet Holdings, Inc.(b)	270,587	23,635,774
Health Care Equipment–9.04%
AtriCure, Inc.(b)	586,458	23,399,674
CONMED Corp.	267,557	21,048,709
CryoPort, Inc.(b)	638,321	30,256,415
Insulet Corp.(b)	104,186	24,649,366
iRhythm Technologies, Inc.(b)	205,739	48,988,513

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–(continued)
Masimo Corp.(b)	134,691	$31,795,158
Mesa Laboratories, Inc.	89,702	22,852,482
Nevro Corp.(b)	169,458	23,605,499
Penumbra, Inc.(b)	149,829	29,123,761
Tandem Diabetes Care, Inc.(b)	315,674	35,828,999
		291,548,576
Health Care Services–1.95%
Chemed Corp.	46,816	22,488,065
LHC Group, Inc.(b)	189,871	40,358,980
		62,847,045
Home Improvement Retail–1.06%
Floor & Decor Holdings, Inc., Class A(b)	457,657	34,232,744
Homebuilding–0.91%
Installed Building Products, Inc.(b)	288,538	29,358,741
Homefurnishing Retail–0.95%
RH(b)	79,862	30,556,798
Human Resource & Employment Services–0.62%
ASGN, Inc.(b)	317,239	20,163,711
Industrial Machinery–4.09%
Evoqua Water Technologies Corp.(b)	1,168,062	24,786,276
Kennametal, Inc.	491,093	14,212,231
Kornit Digital Ltd. (Israel)(b)	403,327	26,163,822
Nordson Corp.	130,575	25,046,897
Timken Co. (The)	409,108	22,181,836
Welbilt, Inc.(b)	3,176,469	19,567,049
		131,958,111
Industrial REITs–0.70%
EastGroup Properties, Inc.	173,996	22,502,903
Insurance Brokers–0.89%
eHealth, Inc.(b)	275,230	21,743,170
Goosehead Insurance, Inc., Class A	79,879	6,916,723
		28,659,893
Internet & Direct Marketing Retail–1.45%
Etsy, Inc.(b)	384,273	46,739,125
Internet Services & Infrastructure–0.08%
BigCommerce Holdings, Inc.(b)(c)	31,014	2,583,466
Investment Banking & Brokerage–0.85%
LPL Financial Holdings, Inc.	358,874	27,514,870
Leisure Facilities–0.61%
Planet Fitness, Inc., Class A(b)	318,487	19,625,169
Life Sciences Tools & Services–9.07%
10X Genomics, Inc., Class A(b)	248,992	31,044,323
Adaptive Biotechnologies Corp.(b)	457,174	22,232,372
Avantor, Inc.(b)	1,513,568	34,040,144
Bio-Techne Corp.	168,563	41,758,112
Bruker Corp.	478,982	19,039,534
NeoGenomics, Inc.(b)	826,871	30,503,271
PRA Health Sciences, Inc.(b)	245,408	24,894,188
Repligen Corp.(b)	397,222	58,606,134
Shares		Value
Life Sciences Tools & Services–(continued)
Syneos Health, Inc.(b)	571,940	$30,404,330
		292,522,408
Pharmaceuticals–3.82%
Catalent, Inc.(b)	702,072	60,139,487
Horizon Therapeutics PLC(b)	529,722	41,148,805
MyoKardia, Inc.(b)	161,211	21,977,896
		123,266,188
Regional Banks–0.83%
SVB Financial Group(b)	111,436	26,813,730
Research & Consulting Services–0.85%
Clarivate PLC (United Kingdom)(b)	885,130	27,430,179
Restaurants–2.43%
Dunkin’ Brands Group, Inc.	281,711	23,074,948
Texas Roadhouse, Inc.(b)	398,829	24,244,815
Wingstop, Inc.	226,786	30,990,307
		78,310,070
Semiconductor Equipment–1.88%
Enphase Energy, Inc.(b)	470,772	38,881,060
MKS Instruments, Inc.	198,653	21,698,867
		60,579,927
Semiconductors–5.23%
Cree, Inc.(b)	362,866	23,129,079
Lattice Semiconductor Corp.(b)	1,229,987	35,620,423
Monolithic Power Systems, Inc.	93,787	26,223,783
Power Integrations, Inc.	443,845	24,589,013
Semtech Corp.(b)	562,955	29,814,097
Silicon Laboratories, Inc.(b)	298,740	29,231,709
		168,608,104
Specialized REITs–0.55%
CoreSite Realty Corp.	148,231	17,621,701
Specialty Chemicals–1.27%
Axalta Coating Systems Ltd.(b)	903,071	20,021,084
Element Solutions, Inc.(b)	1,992,103	20,937,003
		40,958,087
Specialty Stores–0.79%
Five Below, Inc.(b)	200,219	25,427,813
Systems Software–1.63%
Cloudflare, Inc., Class A(b)	706,886	29,024,739
Qualys, Inc.(b)	239,499	23,473,297
		52,498,036
Trading Companies & Distributors–0.85%
SiteOne Landscape Supply, Inc.(b)	224,260	27,348,507
Trucking–1.20%
Knight-Swift Transportation Holdings, Inc.	336,614	13,700,190
Lyft, Inc., Class A(b)	724,348	19,955,788
Saia, Inc.(b)	41,338	5,214,375
		38,870,353
Total Common Stocks & Other Equity Interests (Cost $2,021,294,937)		3,168,399,545
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Money Market Funds–2.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(e)	23,253,307	$23,253,307
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(e)	16,429,398	16,437,613
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(e)	26,575,207	26,575,207
Total Money Market Funds (Cost $66,266,365)		66,266,127
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $2,087,561,302)		3,234,665,672
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.08%
Invesco Private Government Fund, 0.03%(d)(e)(f)	1,874,958	$1,874,958
Invesco Private Prime Fund, 0.11%(d)(e)(f)	624,861	624,986
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,499,945)		2,499,944
TOTAL INVESTMENTS IN SECURITIES–100.40% (Cost $2,090,061,247)		3,237,165,616
OTHER ASSETS LESS LIABILITIES—(0.40)%		(12,771,412)
NET ASSETS–100.00%		$3,224,394,204
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,321,738	$226,741,622	$(217,810,053)	$-	$-	$23,253,307	$48,330
Invesco Liquid Assets Portfolio, Institutional Class	10,432,285	161,286,934	(155,285,538)	(278)	4,210	16,437,613	50,449
Invesco Treasury Portfolio, Institutional Class	16,367,700	259,133,282	(248,925,775)	-	-	26,575,207	52,149
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	3,245,144	59,557,771	(62,802,915)	-	-	-	11,120*
Invesco Liquid Assets Portfolio, Institutional Class	1,081,714	14,162,589	(15,244,425)	49	73	-	4,162*
Invesco Private Government Fund	-	222,190,766	(220,315,808)	-	-	1,874,958	4,361*
Invesco Private Prime Fund	-	54,232,738	(53,609,085)	-	1,333	624,986	3,109*
Total	$45,448,581	$997,305,702	$(973,993,599)	$(229)	$5,616	$68,766,071	$173,680

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,148,586,245	$19,813,300	$—	$3,168,399,545
Money Market Funds	66,266,127	2,499,944	—	68,766,071
Total Investments	$3,214,852,372	$22,313,244	$—	$3,237,165,616
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Small Cap Growth Fund